Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and NEO pay. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive Compensation.”

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation” section above.

We do not use any financial performance measures to link executive compensation to Company performance. Accordingly, we are not required to disclose either a “company-selected measure” or such company-selected measure’s relationship to executive compensation actually paid or a tabular list of our most important financial performance measures.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(1)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income ($M)(5)
2025	13,506,231	(17,745,356)	4,612,453	(4,027,875)	104.78	135.46	(113.63)
2024	8,974,873	55,192,709	5,047,927	16,865,449	406.53	102.31	(68.99)
2023	4,193,269	1,052,606	1,674,690	1,099,998	81.47	103.74	(58.29)

(1)
The following individuals are our Principal Executive Officer (“PEO”) and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	David Campbell, Ph.D.	Thomas DiRaimondo, Byron Robinson Ph.D., J.D., Zachariah McIver, Janeen Doyle
2024	David Campbell, Ph.D.	Tighe Reardon, Thomas DiRaimondo, Byron Robinson Ph.D., J.D.
2023	David Campbell, Ph.D.	Byron Robinson, Ph.D., J.D., Charles Winter
(2)
Represents the amount of total compensation reported for Dr. Campbell (our PEO) and the average total compensation for our non-PEO NEOs, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
(3)
Represents the amount of CAP to Dr. Campbell and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2025
	PEO ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	13,506,231	4,612,453
Deduct: Grant Date Fair Value of “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year (“FY”)*	(12,459,031)	(4,029,462)
Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	2,723,130	995,872
Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	(13,699,192)	(2,156,661)
Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY*	(7,816,494)	(1,257,358)
Add: Vesting Date Fair Value of Awards that were Granted and Vested During Applicable FY*	—	-
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	—	(2,192,718)
CAP**	(17,745,356)	(4,027,875)

*The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Expected term (in years)	3.65 - 5.73
Expected volatility	97.38 - 116.23%
Risk-free interest rate	3.50 - 4.46
Expected dividend rate	-

**Totals are rounded

(4)
For the relevant fiscal year, represents the cumulative TSR of our common stock and our Peer Group at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2022. The Peer Group reflects the Nasdaq Biotechnology Index, which is the same industry peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report.
(5)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The following individuals are our Principal Executive Officer (“PEO”) and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	David Campbell, Ph.D.	Thomas DiRaimondo, Byron Robinson Ph.D., J.D., Zachariah McIver, Janeen Doyle
2024	David Campbell, Ph.D.	Tighe Reardon, Thomas DiRaimondo, Byron Robinson Ph.D., J.D.
2023	David Campbell, Ph.D.	Byron Robinson, Ph.D., J.D., Charles Winter

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, represents the cumulative TSR of our common stock and our Peer Group at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2022. The Peer Group reflects the Nasdaq Biotechnology Index, which is the same industry peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report.

PEO Total Compensation Amount	$ 13,506,231	$ 8,974,873	$ 4,193,269
PEO Actually Paid Compensation Amount	$ (17,745,356)	55,192,709	1,052,606
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to Dr. Campbell and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2025
	PEO ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	13,506,231	4,612,453
Deduct: Grant Date Fair Value of “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year (“FY”)*	(12,459,031)	(4,029,462)
Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	2,723,130	995,872
Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	(13,699,192)	(2,156,661)
Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY*	(7,816,494)	(1,257,358)
Add: Vesting Date Fair Value of Awards that were Granted and Vested During Applicable FY*	—	-
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	—	(2,192,718)
CAP**	(17,745,356)	(4,027,875)

*The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Expected term (in years)	3.65 - 5.73
Expected volatility	97.38 - 116.23%
Risk-free interest rate	3.50 - 4.46
Expected dividend rate	-

**Totals are rounded

Non-PEO NEO Average Total Compensation Amount	$ 4,612,453	5,047,927	1,674,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,027,875)	16,865,449	1,099,998
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to Dr. Campbell and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2025
	PEO ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	13,506,231	4,612,453
Deduct: Grant Date Fair Value of “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year (“FY”)*	(12,459,031)	(4,029,462)
Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	2,723,130	995,872
Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	(13,699,192)	(2,156,661)
Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY*	(7,816,494)	(1,257,358)
Add: Vesting Date Fair Value of Awards that were Granted and Vested During Applicable FY*	—	-
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	—	(2,192,718)
CAP**	(17,745,356)	(4,027,875)

*The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Expected term (in years)	3.65 - 5.73
Expected volatility	97.38 - 116.23%
Risk-free interest rate	3.50 - 4.46
Expected dividend rate	-

**Totals are rounded

Compensation Actually Paid vs. Total Shareholder Return

CAP and Cumulative TSR

The chart below shows the relationship between the CAP to our PEO and the average CAP to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income

CAP and Net Income (Loss)

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s Net Income (Loss) over the three years presented in the table, on the other.

Total Shareholder Return Amount	$ 104.78	406.53	81.47
Peer Group Total Shareholder Return Amount	$ 135.46	$ 102.31	$ 103.74
PEO Name	David Campbell	David Campbell	David Campbell
Additional 402(v) Disclosure

Required Disclosure of the Relationship Between CAP and Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP for purposes of the tabular disclosure and the following graphs was calculated in accordance with SEC rules and does not reflect the amount of compensation earned by or actually paid to our NEOs during the applicable years.

Net Income (Loss)	$ (113,630,000)	$ (68,990,000)	$ (58,290,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,459,031)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,723,130
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,699,192)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,816,494)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,029,462)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	995,872
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,156,661)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,257,358)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,192,718)